Financial and other non-current assets (Details 2) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other non-current assets [abstract]
Deferred compensation plans assets	$ 520	$ 471
Prepaid post-employment benefit plans assets	1,415	202
Other non-current assets	275	219
Total other non-current assets	$ 2,210	$ 892